Basis of Preparation and Significant Accounting Policies - Additional Information (Details) - period	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Non-Payment Of Dividends, Number Of Periods	6
Computer Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Computer Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		4 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		15 years
Computer Software, Intangible Asset | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Computer Software, Intangible Asset | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years